Document and Entity Information	Feb. 05, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2021
Document Effective Date	Feb. 05, 2021
Prospectus Date	Feb. 28, 2020
MainStay MacKay U.S. Equity Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MYCDX
MainStay MacKay U.S. Equity Opportunities Fund | Class I
Prospectus:
Trading Symbol	MYCIX
MainStay MacKay U.S. Equity Opportunities Fund | Class C
Prospectus:
Trading Symbol	MYCCX
MainStay MacKay U.S. Equity Opportunities Fund | Class A
Prospectus:
Trading Symbol	MYCTX
MainStay MacKay U.S. Equity Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	MYCNX